Segment reporting - Noncurrent assets (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Non-current assets	€ 60,120	€ 6,015	€ 4,104
Netherlands
Disclosure of geographical areas [line items]
Non-current assets	1	1	1
Belgium
Disclosure of geographical areas [line items]
Non-current assets	56,777	5,967	€ 4,103
United States
Disclosure of geographical areas [line items]
Non-current assets	3,058	€ 47
Japan
Disclosure of geographical areas [line items]
Non-current assets	€ 284